Organization and Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 08, 2025	Mar. 31, 2026	Mar. 31, 2025	May 29, 2024	Apr. 01, 2021
Organization and Summary of Significant Accounting Policies [Line Items]
Date of incorporation		Dec. 29, 2020
Net loss		$ 2,967	$ 2,220
Cash used in operating activities		3,927	(7,382)
Government subsidies		3,066
Cash		8,921	10,145
Working capital		$ 8,162
Percentage of owned subsidiary		80.00%
Government subsidies related to income		$ 2,805	4,171
Subsidies related to assets		69	320
Government subsidies receivable		288	1,485
Accounts receivable		5,622	3,520
Reserve for credit losses		$ 411	477
Amortization years		5 years
Goodwill impairment charges			291
Advertising cost		$ 864	$ 2,007
Potentially dilutive securities shares		1,000,000
Recognized loss of subsidiary	$ 169
Customer Concentration Risk [Member] | One Customer [Member] | Total Revenue [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration percentage		16.30%	15.50%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration percentage		36.90%	21.10%
Customer Concentration Risk [Member] | Two Customer [Member] | Accounts Receivable [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Concentration percentage		36.90%
Princeston International (S) Pte. Ltd [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Owned investments percentage		51.00%
Liquidity [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Working capital		$ 7,614
CSG Industries Pte Ltd [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Goodwill impairment charges			$ 291
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Princeston International (S) Pte. Ltd [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Acquired interest					100.00%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | CSG Industries Pte Ltd [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Acquired interest					80.00%
Business Combination, Series of Individually Immaterial Business Combinations [Member] | Primech AI Pte. Ltd[Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Acquired interest				51.00%
Other Intangible Assets [Member]
Organization and Summary of Significant Accounting Policies [Line Items]
Amortization years		3 years